J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 18, 2011

to the Statement of Additional Information, dated November 1, 2010,

as supplemented

Effective immediately, the JPMorgan Diversified Fund (the “Fund”) may invest in Structured Investments as defined on page 18 of Part I of the Statement of Additional Information. In addition, the box in the column titled “Fund Codes” to the right of the definition of “Structured Investments” is updated to reflect the following numbers: 2-5, 7-19, 21-25, 29, 31-32.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-DF-311